TRADE RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
TRADE RECEIVABLES AND OTHER
NOTE 14 - TRADE RECEIVABLES AND OTHER

	At December 31,
	2020		2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	345	—	395
Impairment	—	(4)	—	(2)
Total trade receivables - net	—	341	—	393
Income tax receivables	34	15	35	22
Other taxes	—	33	—	35
Contract assets	23	2	16	2
Prepaid expenses	1	6	1	8
Other	9	9	8	14
Total other receivables	67	65	60	81
Total trade receivables and other	67	406	60	474
14.1 Contract assets

	At December 31,
	2020		2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	9	—	16	—
Other	14	2	—	2
Total Contract assets	23	2	16	2
14.2 Aging

	At December 31,
(in millions of Euros)	2020	2019
Not past due	333	380
1 – 30 days past due	7	10
31 – 60 days past due	1	3
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	341	393
Impairment allowance
Revisions to the impairment allowance arising from changes in estimates are included as either additional allowances or recoveries. An allowance was recognized for €1.9 million and €0.4 million during the years ended December 31, 2020 and 2019, respectively.
None of the amounts included in Other receivables were deemed to be impaired for the years ended December 31, 2020 and 2019.
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.
14.3 Currency concentration

	At December 31,
(in millions of Euros)	2020	2019
Euro	143	126
U.S. Dollar	181	251
Swiss franc	6	3
Other currencies	11	13
Total trade receivables - net	341	393
14.4 Factoring arrangements
The Group factors trade receivables under committed factoring agreements in the United States, France, Germany, Switzerland and the Czech Republic:
•In the United States, Constellium Muscle Shoals LLC is party to a factoring agreement with a maximum capacity of $300 million and a maturity date in September 2021 and Constellium Automotive USA LLC is party to a factoring agreement with a maximum capacity of $25 million and a maturity date in December 2021.
•The factoring agreement in place for our entities in France has a maximum capacity of €255 million (including a €20 million recourse line) and a maturity date in December 2023.
•Factoring agreements in place for our entities in Germany, Switzerland and the Czech Republic have a combined maximum capacity of €150 million and maturity dates in December 2023.
In addition, the Group sells receivables from one of its German customers under an uncommitted factoring facility whereby receivables sold are confirmed by the customer.
These factoring agreements contain certain customary affirmative and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants. In addition, the commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained. The Group was in compliance with all applicable covenants at and for the years ended December 31, 2020 and December 31, 2019.
Under the Group’s factoring agreements, most of the trade receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition, as the Group retains substantially all the associated risks and rewards. At December 31, 2020, the total carrying amount of the original assets factored was €514 million of which €398 million have been derecognized. At December 31, 2019, the total carrying amount of the original assets factored was €574 million of which €463 million have been derecognized.
Amounts due to the factors in respect to trade receivables sold were nil at December 31, 2020 and 2019.